SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2023
SECURED NOTES
Schedule of movement in the company's secured notes

Period ended
December 31, 2023
$
Secured notes, beginning of year	—
Purchase of secured notes	2,464,000
Revaluation of secured notes	33,599
Foreign exchange loss	(43,299)
Secured notes, end of year	2,454,300